PROPERTY AND EQUIPMENT, NET (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 500	$ 500	$ 200
Right of use asset	308	628
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Finance leasing	200	300
Leasehold Building [Member]
Property, Plant and Equipment [Line Items]
Right of use asset	$ 300	$ 600